INCOME TAXES (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Net operating loss carryforwards	$ 144,000	$ 72,000
Amortizable start-up costs	222,017	76,162
Deferred Tax Assets, Gross	366,017	148,162
Valuation allowance	(366,017)	(148,162)
Deferred Tax Assets, Net	$ 0	$ 0